Employee Remuneration (Tables)	9 Months Ended
Jan. 31, 2025
Disclosure of employee benefits expenses [abstract]
Summary of Expenses Recognized for Employee Benefits

Expenses recognized for employee benefits for the three and nine months ended January 31, 2025 and 2024 are detailed below:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Wages, salaries	2,443	2,533	7,456	8,059
Employee benefits	201	183	671	787
Payroll taxes	182	183	570	547
Severance	—	—	—	60
Share-based payments	70	178	392	1,298
	2,896	3,077	9,089	10,751